Consolidated Statements of Profit or Loss and Other Comprehensive Income - MXN ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues (Note 20):
Aeronautical services	$ 11,983,954	$ 7,225,742	$ 10,547,720
Non-aeronautical services	3,662,441	2,448,053	3,771,500
Improvements to concession assets	3,368,511	2,192,578	1,906,801
Revenues	19,014,906	11,866,373	16,226,021
Operating costs:
Employee cost (Note 21)	1,115,750	970,481	877,068
Maintenance	546,548	426,523	578,510
Safety, security and insurance	510,440	458,316	428,208
Utilities	391,836	355,562	380,370
Allowance for expected credit loss	15,487	86,596	5,299
Other operating cost	409,570	371,229	475,409
Technical assistance fees (Note 30)	526,220	289,154	461,549
Concession taxes (Note 9)	1,231,044	908,310	1,318,220
Depreciation and amortization (Note 21)	2,050,539	2,000,361	1,776,137
Cost of improvements to concession assets (Note 23)	3,368,511	2,192,578	1,906,801
Other expense (income) – net (Note 24)	(8,231)	(12,726)	1,212
Operating costs	10,157,714	8,046,384	8,208,783
Income from operations	8,857,192	3,819,989	8,017,238
Finance cost – net (Note 25):
Finance income	420,271	410,512	665,829
Finance cost	(1,686,540)	(1,514,250)	(1,425,746)
Exchange gain (loss) – net	238,339	(330,484)	88,785
Finance cost - Net	(1,027,930)	(1,434,222)	(671,132)
Share of profit of associate	1	3	79
Income before income taxes	7,829,263	2,385,770	7,346,185
Income tax (Note 12.c):
Current	2,315,686	722,474	2,055,783
Deferred	(530,140)	(255,407)	(164,340)
Income tax	1,785,546	467,067	1,891,443
Profit for the year	6,043,717	1,918,703	5,454,742
Items that are or may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations	30,810	580,308	(269,440)
Cash flow hedges, effective portion of changes in fair value, net of income tax	500,765	(299,013)	(172,094)
Items that will not be reclassified to profit or loss
Remeasurements of employee benefit ? net of income tax	15,263	(16,658)	(1,404)
Total comprehensive income for the year	6,590,555	2,183,340	5,011,804
Profit for the year attributable to:
Controlling interest	5,997,492	1,968,856	5,360,152
Non-controlling interest	46,225	(50,153)	94,590
Profit for the year	6,043,717	1,918,703	5,454,742
Total comprehensive income for the year attributable to:
Controlling interest	6,510,307	2,164,639	4,937,027
Non-controlling interest	80,248	18,701	74,777
Total comprehensive income for the year	$ 6,590,555	$ 2,183,340	$ 5,011,804
Weighted average number of common shares outstanding	519,372,684	525,575,547	525,575,547
Basic and diluted earnings per share (in Mexican Pesos, Note 3.s)	$ 11,547.6000	$ 3,746.1000	$ 10,198.6000